Quarterly Report
January 31, 2022
MFS®  Global Equity Fund
LGE-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 3.0%
Honeywell International, Inc.	330,773	$67,636,463
MTU Aero Engines Holding AG	64,433	13,587,034
Rolls-Royce Holdings PLC (a)	11,654,437	18,193,327
		$99,416,824
Airlines – 0.8%
Aena S.A. (a)	170,241	$27,630,385
Alcoholic Beverages – 5.7%
Carlsberg Group	102,193	$16,522,137
Diageo PLC	1,543,971	77,826,795
Heineken N.V.	456,835	49,040,430
Pernod Ricard S.A.	220,808	47,149,748
		$190,539,110
Apparel Manufacturers – 4.6%
Burberry Group PLC	793,149	$20,019,702
Compagnie Financiere Richemont S.A.	333,101	48,306,171
LVMH Moet Hennessy Louis Vuitton SE	103,563	85,153,043
		$153,478,916
Automotive – 0.5%
Aptiv PLC (a)	114,109	$15,585,007
Broadcasting – 2.7%
Omnicom Group, Inc.	103,293	$7,784,161
Walt Disney Co. (a)	379,823	54,303,294
WPP Group PLC	1,826,686	28,521,042
		$90,608,497
Brokerage & Asset Managers – 2.7%
Charles Schwab Corp.	659,241	$57,815,436
Deutsche Boerse AG	89,965	15,888,389
London Stock Exchange Group PLC	147,945	14,451,127
		$88,154,952
Business Services – 10.4%
Accenture PLC, “A”	257,828	$91,162,824
Adecco S.A.	202,864	9,657,615
Brenntag AG	186,949	15,890,708
Cognizant Technology Solutions Corp., “A”	454,083	38,787,770
Compass Group PLC	1,044,920	23,718,749
Equifax, Inc.	172,341	41,320,478
Fidelity National Information Services, Inc.	412,602	49,479,232
Fiserv, Inc. (a)	451,527	47,726,404
PayPal Holdings, Inc. (a)	149,756	25,749,047
		$343,492,827
Cable TV – 2.8%
Comcast Corp., “A”	1,871,545	$93,558,535
Chemicals – 2.3%
3M Co.	242,502	$40,260,182
PPG Industries, Inc.	222,640	34,776,368
		$75,036,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	267,683	$32,392,320
Oracle Corp.	633,959	51,452,112
		$83,844,432
Computer Software - Systems – 1.3%
Cisco Systems, Inc.	246,022	$13,696,045
Samsung Electronics Co. Ltd.	474,847	29,412,278
		$43,108,323
Construction – 0.6%
Otis Worldwide Corp.	214,053	$18,286,548
Consumer Products – 4.2%
Colgate-Palmolive Co.	357,442	$29,471,093
Essity AB	1,687,637	47,507,346
International Flavors & Fragrances, Inc.	129,803	17,123,612
Reckitt Benckiser Group PLC	559,683	45,389,334
		$139,491,385
Electrical Equipment – 4.7%
Amphenol Corp., “A”	271,137	$21,579,794
Legrand S.A.	363,833	37,026,540
Schneider Electric SE	571,801	97,202,145
		$155,808,479
Electronics – 1.1%
Hoya Corp.	136,300	$17,649,959
Microchip Technology, Inc.	223,872	17,345,602
		$34,995,561
Food & Beverages – 4.0%
Danone S.A.	828,825	$51,635,252
Nestle S.A.	635,431	81,863,801
		$133,499,053
Gaming & Lodging – 1.1%
Marriott International, Inc., “A” (a)	128,818	$20,755,156
Whitbread PLC (a)	350,702	14,416,428
		$35,171,584
Insurance – 2.4%
Aon PLC	150,295	$41,547,550
Willis Towers Watson PLC	169,467	39,648,499
		$81,196,049
Internet – 0.9%
eBay, Inc.	483,474	$29,042,283
Machinery & Tools – 1.4%
Carrier Global Corp.	183,141	$8,732,163
Kubota Corp.	1,826,200	39,181,933
		$47,914,096
Major Banks – 2.9%
Erste Group Bank AG	252,643	$11,755,314
Goldman Sachs Group, Inc.	141,040	50,024,067
UBS AG	1,790,249	33,192,845
		$94,972,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 14.0%
Abbott Laboratories	407,519	$51,942,371
Boston Scientific Corp. (a)	1,123,651	48,204,628
Cooper Cos., Inc.	80,783	32,175,869
EssilorLuxottica	69,516	13,181,948
Medtronic PLC	792,423	82,007,856
Olympus Corp.	603,900	13,540,613
Sonova Holding AG	29,582	10,509,542
Stryker Corp.	219,856	54,535,281
Thermo Fisher Scientific, Inc.	183,183	106,484,278
Waters Corp. (a)	82,826	26,514,259
Zimmer Biomet Holdings, Inc.	193,664	23,824,545
		$462,921,190
Other Banks & Diversified Financials – 5.0%
American Express Co.	248,722	$44,725,190
Grupo Financiero Banorte S.A. de C.V.	1,116,660	7,077,377
Julius Baer Group Ltd.	212,173	13,859,734
Visa, Inc., “A”	448,197	101,368,715
		$167,031,016
Pharmaceuticals – 5.1%
Bayer AG	592,602	$35,926,461
Merck KGaA	216,378	47,135,125
Roche Holding AG	220,173	85,133,412
		$168,194,998
Printing & Publishing – 0.2%
Wolters Kluwer N.V.	49,283	$5,020,959
Railroad & Shipping – 4.8%
Canadian National Railway Co.	487,244	$59,307,340
Canadian Pacific Railway Ltd.	970,638	69,303,553
Union Pacific Corp.	126,548	30,947,313
		$159,558,206
Specialty Chemicals – 4.4%
Akzo Nobel N.V.	352,068	$36,460,843
L'Air Liquide S.A.	174,204	29,875,483
Linde PLC	201,053	63,267,025
Linde PLC	53,079	16,915,216
		$146,518,567
Specialty Stores – 0.3%
Hermes International	7,676	$11,500,443
Telecommunications - Wireless – 1.5%
Liberty Broadband Corp. (a)	342,546	$50,837,252
Trucking – 1.1%
United Parcel Service, Inc., “B”	176,371	$35,663,980
Total Common Stocks		$3,282,078,233
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	846,954	$868,296

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.06% (v)	861	$861

Other Assets, Less Liabilities – 1.0%		33,873,885
Net Assets – 100.0%		$3,316,821,275
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $861 and $3,282,946,529, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,794,063,503	$—	$—	$1,794,063,503
France	—	372,724,602	—	372,724,602
Switzerland	868,296	282,523,120	—	283,391,416
United Kingdom	—	242,536,504	—	242,536,504
Canada	128,610,893	—	—	128,610,893
Germany	78,914,222	49,513,495	—	128,427,717
Netherlands	—	90,522,232	—	90,522,232
Japan	—	70,372,505	—	70,372,505
Sweden	—	47,507,346	—	47,507,346
Other Countries	39,469,697	85,320,114	—	124,789,811
Mutual Funds	861	—	—	861
Total	$2,041,927,472	$1,241,019,918	$—	$3,282,947,390
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,189,905	$162,499,051	$169,688,095	$—	$—	$861
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,125	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2022, are as follows:
United States	55.1%
France	11.2%
Switzerland	8.6%
United Kingdom	7.3%
Canada	3.9%
Germany	3.9%
Netherlands	2.7%
Japan	2.1%
Sweden	1.4%
Other Countries	3.8%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(5) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.